Note 6 - Accrued expenses - Accrued Expenses (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Accrued executive severance	$ 125,000	$ 100,000
Accrued legal professional fees	77,827	111,600
Accrued audit and tax preparation	67,500	55,500
Accrued clinical study expenses	62,495	$ 64,464
Accrued inventory	30,927
Accrued board of director's fees	12,000	$ 12,000
Accrued other	24,739	25,892
Accrued expenses (Note 6)	$ 400,488	$ 369,456